Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Royalties receivable	$ 2,897,870	$ 3,414,128
Sales tax recoverable	19,810	93,443
Total receivable	$ 2,917,680	$ 3,507,571